Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Consolidated Statements of Comprehensive Income
Net income	¥ 1,001,015	$ 140,991	¥ 971,589	¥ 1,306,081
Other comprehensive income , net of tax
Foreign currency translation adjustments	76,990	10,844	137,555	(60,851)
Comprehensive income	1,078,005	151,835	1,109,144	1,245,230
Less: comprehensive loss attributable to non-controlling interests	(8,651)	(1,218)	(4,895)	(8,001)
Comprehensive income attributable to Noah Holdings Limited shareholders	¥ 1,086,656	$ 153,053	¥ 1,114,039	¥ 1,253,231